CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Noncurrent Assets
Property and equipment (Notes 9 and 22)	₱ 292,745	₱ 302,736
Right-of-use assets (Note 10)	28,863	20,081
Investments in associates and joint ventures (Note 11)	51,546	53,364
Financial assets at fair value through profit or loss (Note 12)	432	339
Debt instruments at amortized cost – net of current portion (Note 13)	596	400
Investment properties (Notes 6 and 14)	1,015	929
Goodwill and intangible assets (Note 15)	64,549	62,535
Deferred income tax assets – net (Note 7)	17,636	13,385
Derivative financial assets – net of current portion (Note 28)	81	48
Prepayments - net of current portion (Notes 19, 25 and 26)	81,053	94,777
Contract assets – net of current portion (Note 5)	662	566
Other financial assets – net of current portion (Note 28)	3,489	3,099
Other non-financial assets – net of current portion	166	138
Total Noncurrent Assets	542,833	552,397
Current Assets
Cash and cash equivalents (Note 16)	25,211	23,907
Short-term investments (Note 28)	383	2,241
Trade and other receivables (Note 17)	26,255	21,790
Inventories and supplies (Note 18)	3,568	3,662
Current portion of contract assets (Note 5)	1,571	1,685
Current portion of derivative financial assets (Note 28)		93
Current portion of debt instruments at amortized cost (Note 13)		207
Current portion of prepayments (Notes 19 and 25)	14,696	12,707
Current portion of other financial assets (Notes 20 and 28)	206	7,064
Current portion of other non-financial assets	668	575
Total current assets other than assets classified as held-for-sale	72,558	73,931
Assets classified as held-for-sale (Notes 9 and 10)	8,771
Total Current Assets	81,329	73,931
TOTAL ASSETS	624,162	626,328
Equity
Treasury stock (Note 20)	(6,505)	(6,505)
Capital in excess of par value (Note 20)	130,312	130,312
Retained earnings (Note 20)	18,799	34,243
Other comprehensive loss (Note 6)	(35,482)	(36,437)
Total Equity Attributable to Equity Holders of PLDT	108,727	123,216
Noncontrolling interests (Note 20)	5,234	4,249
TOTAL EQUITY	113,961	127,465
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion (Note 21)	217,288	241,075
Lease liabilities – net of current portion (Note 10)	31,958	17,131
Deferred income tax liabilities – net (Note 7)	204	169
Derivative financial liabilities – net of current portion (Note 28)	190	100
Customers’ deposits (Note 28)	2,313	2,270
Pension and other employee benefits (Note 26)	1,745	7,760
Deferred credits and other noncurrent liabilities (Notes 5 and 22)	9,501	6,084
Total Noncurrent Liabilities	263,199	274,589
Current Liabilities
Accounts payable (Note 23)	105,187	99,718
Accrued expenses and other current liabilities (Notes 24 and 27)	93,545	106,113
Current portion of interest-bearing financial liabilities (Note 21)	32,292	11,482
Current portion of lease liabilities (Note 10)	10,477	4,555
Dividends payable (Note 20)	1,821	1,708
Current portion of derivative financial liabilities (Note 28)	960	115
Income tax payable	982	583
Total current liabilities other than liabilities classified as held-for-sale	245,264	224,274
Liabilities associated with assets classified as held-for-sale	1,738
Total Current Liabilities	247,002	224,274
TOTAL LIABILITIES	510,201	498,863
TOTAL EQUITY AND LIABILITIES	624,162	626,328
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	₱ 1,093	₱ 1,093